Consolidated Statements of Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Income
Net sales	kr 1,206,888	kr 802,879	kr 229,347
Cost of sales	(60,463)	(15,201)
Gross profit	1,146,425	787,678	229,347
Research and development expenses	(502,223)	(414,749)	(357,485)
Marketing and selling expenses	(727,740)	(515,190)	(179,603)
Administrative expenses	(332,991)	(259,469)	(210,630)
Other operating income	44,608	2,862	259
Other operating expenses	(1,135)	(23,074)	(6,344)
Operating loss	(373,055)	(421,943)	(524,456)
Financial income	30,387	50,195	20,336
Financial expenses	(114,349)	(37,669)	(9,253)
Loss before income tax	(457,017)	(409,417)	(513,373)
Income tax expense	(9,168)	(2,851)	3,836
Loss for the year	(466,185)	(412,268)	(509,537)
Attributable to:
Equity holders of the Parent Company	kr (466,185)	kr (412,268)	(500,293)
Non-controlling interests			kr (9,244)
Loss per share
Before dilution to ordinary equity holders of the Parent Company	kr (8.69)	kr (7.78)	kr (9.84)
After dilution to ordinary equity holders of the Parent Company	kr (8.69)	kr (7.78)	kr (9.84)